Debentures (Schedule of Aggregate Annual Maturities) (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015 [1]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 52,987	€ 29,046	[1]	€ 32,226
Current maturities	4,644	4,744	[1]	€ 4,482
Long-term loans	57,631	33,806
Second year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	8,977	4,769
Third year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	9,084	4,796
Fourth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	9,129	4,822
Fifth year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	9,171	4,854
Sixth year and thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debentures	€ 16,626	€ 9,821

[1]	Please refer to note 2C for functional and presentation currency.